Impairment Charges	6 Months Ended
Jun. 30, 2018
Disclosure Of Impairment Loss Recognised Or Reversed [Abstract]
Impairment Charges

6. IMPAIRMENT CHARGES

A) Cash-Generating Unit Impairments

2018 Upstream Impairments

On a quarterly basis, the Company assesses its cash-generating units (“CGUs”) for indicators of impairment or when facts and circumstances suggest the carrying amount may exceed its recoverable amount. As at June 30, 2018, the book value of the Company’s net assets was greater than its market capitalization. Although the Company’s market capitalization increased from March 31, 2018, this was considered to be a potential indicator of impairment and the Company proceeded to consider other relevant facts and circumstances, including forward commodity prices over the life of the reserves. Forward natural gas prices have declined approximately four percent since the Company tested its upstream CGUs for impairment as at March 31, 2018, while forward crude oil prices have increased two percent. There have been no material changes to forward cost estimates nor the nature of the Company’s operations compared with those used in the Company’s March 31, 2018 impairment tests. As at June 30, 2018, there was no impairment of goodwill or the Company’s CGUs.

As at March 31, 2018, the decline in forward natural gas prices from December 31, 2017 was identified as an indicator of impairment, and, as a result, CGUs with natural gas reserves were tested for impairment. As at March 31, 2018, the Company determined that the carrying amount of the Clearwater CGU exceeded its recoverable amount resulting in an impairment loss of $100 million. The impairment was recorded as additional depreciation, depletion and amortization (“DD&A”) in the Deep Basin segment.

Key Assumptions

As at June 30, 2018, the recoverable amounts of Cenovus’s upstream CGUs were determined based on fair value less costs of disposal  or an evaluation of comparable asset transactions. Key assumptions in the determination of future cash flows from reserves include crude oil and natural gas prices, costs to develop and the discount rate. All reserves have been evaluated as at December 31, 2017 by the Company’s independent qualified reserves evaluators.

For the purpose of impairment testing, goodwill is allocated to the CGU to which it relates.

Crude Oil, NGLs and Natural Gas Prices

The forward prices as at June 30, 2018, used to determine future cash flows from crude oil, NGLs and natural gas reserves were:

	Remainder of 2018	2019	2020	2021	2022	Average Annual Increase Thereafter
WTI (US$/barrel) (1)	68.42	65.77	67.87	69.67	72.35	2.1%
WCS (C$/barrel) (2)	59.66	61.15	64.41	66.51	68.22	2.1%
Edmonton C5+ (C$/barrel)	88.18	81.66	82.01	83.30	85.15	2.1%
AECO (C$/Mcf) (3) (4)	1.90	2.37	2.83	3.13	3.36	2.0%
(1)	West Texas Intermediate (“WTI”).
(2)	Western Canadian Select (“WCS”).
(3)	Alberta Energy Company (“AECO”) natural gas.
(4)	Assumes gas heating value of one million British thermal units (“MMBtu”) per thousand cubic feet.

Discount and Inflation Rates

Discounted future cash flows are determined by applying a discount rate between 10 percent and 15 percent based on the individual characteristics of the CGU, and other economic and operating factors. Inflation is estimated at two percent.

Sensitivities

As at June 30, 2018, a change in the discount rate or forward commodity prices would have had the following impact on the impairment of the Clearwater CGU:

	Increase (Decrease) to Impairment
	One Percent Increase in the Discount Rate	One Percent Decrease in the Discount Rate	Five Percent Increase in the Forward Price Estimates	Five Percent Decrease in the Forward Price Estimates
Clearwater	24	(26)	(54)	59

2017 Upstream Impairments

As at June 30, 2017, there were no indicators of impairment. There were no goodwill impairments for the six months ended June 30, 2017.

B) Asset Impairment and Writedowns

Exploration and Evaluation Assets

For the six months ended June 30, 2018, $6 million of previously capitalized E&E costs were written off as the carrying value was not considered to be recoverable and recorded as exploration expense in the Oil Sands segment.

For the six months ended June 30, 2017, $2 million of previously capitalized E&E costs were written off and recorded as exploration expense in the Conventional segment, which has been classified as a discontinued operation.

Property, Plant and Equipment, Net

For the six months ended June 30, 2018, the Company recorded an impairment loss of $7 million in the Oil Sands segment for information technology assets that were written down to their recoverable amounts.